                                Filed with the Securities and Exchange Commission on September 19, 2006

Registration No. 333-08853                                                              Investment Company Act No. 811-5438
=======================================================================================================================================

                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        WASHINGTON, D.C. 20549

                                                               FORM N-4

                                        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                         Post-Effective No. 23
                                                                  and
                                    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                           Amendment No. 155

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                      (Exact Name of Registrant)

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                          (Name of Depositor)

                                            ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                         (Address of Depositor's Principal Executive Offices)

                                                            (203) 926-1888
                                                    (Depositor's Telephone Number)

                                                JOSEPH D. EMANUEL, CHIEF LEGAL OFFICER
                                            One Corporate Drive, Shelton, Connecticut 06484
                                          (Name and Address of Agent for Service of Process)

                                                               Copy To:
                                                          LAURA KEALEY, ESQ.
                                                 VICE PRESIDENT AND CORPORATE COUNSEL
                                    One Corporate Drive, Shelton, Connecticut 06484 (203) 944-5477

                                           Approximate Date of Proposed Sale to the Public:

                                      APPROXIMATE DATE OF PROPOSED SALE TO THE PUBLIC: CONTINUOUS
                           It is proposed that this filing become effective:  (check appropriate space)
                                   immediately upon filing pursuant to paragraph (b) of Rule 485 on  October 4, 2006 pursuant to paragraph (b) of Rule 485
                                   60 days after filing pursuant to paragraph (a) (i) of Rule 485
                                      on                         pursuant to paragraph (a) (i) of Rule 485
                                   75 days after filing pursuant to paragraph (a) (ii) of Rule 485
                                      on                           pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
                                   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                 Title of Securities Being Registered:
                                          Interests in Individual Variable Annuity Contracts

=======================================================================================================================================
Choice 2000

                                                                 Note:

         This Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-4 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act") solely for the purpose of delaying, until October 4, 2006, the effectiveness of Post-Effective Amendment No. 22, which was filed on July 21, 2006 (Accession No.
0001193125-06-151100) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act.  This Post-Effective Amendment No. 23 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 21.

                                                              SIGNATURES

         As required by the Securities Act of 1933, the Registrant certifies that this post-effective amendment under Rule 485(b) is filed solely for one or more of the purposes specified in paragraph (b)(1) of Rule 485, and that no material event requiring disclosure in the prospectus, other than one listed in paragraph (b)(1) of Rule 485, has occurred since the filing date of the most recent post-effective amendment filed under paragraph (a) of this section, which has not become effective.  Accordingly, the
Registrant has duly caused this post-effective amendment  to be signed on its behalf, in the Town of Shelton and State of
Connecticut, on this 19th day of September, 2006.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                              Registrant

                                            By: American Skandia Life Assurance Corporation

/s/Laura Kealey
______________________________________
Laura Kealey, Vice President, Corporate Counsel

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                               Depositor

/s/Laura Kealey
______________________________________
Laura Kealey, Vice President, Corporate Counsel

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following persons in the capacities and on the date indicated.

              Signature                            Title                                       Date

                                                     (Principal Executive Officer)
          David R. Odenath*                 Chief Executive Officer and President                September 19, 2006
          David R. Odenath

                                    (Principal Financial Officer and Principal Accounting Officer)
         Michael Bohm*                      Executive Vice President and                         September 19, 2006
         Michael Bohm                       Chief Financial Officer

                                                         (Board of Directors)

James Avery*                                                                                     Helen Galt*
James Avery                                                                                      Helen Galt

Ronald Joelson*                             David R. Odenath*                                    Kenneth Y. Tanji*
Ronald Joelson                              David R. Odenath                            Kenneth Y. Tanji

                                            Bernard J. Jacob*
                                            Bernard J. Jacob

By:____  /s/Laura Kealey__
         Laura Kealey

                         *Executed by Laura Kealey on behalf of those indicated pursuant to Power of Attorney